Note 5 - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Laboratory Equipment [Member]
Property, plant, and equipment, gross	$ 4,865	$ 2,815
Leasehold Improvements [Member]
Property, plant, and equipment, gross	2,812	2,869
Furniture and Fixtures [Member]
Property, plant, and equipment, gross	2,898	2,603
Software and Software Development Costs [Member]
Property, plant, and equipment, gross	1,286	1,065
Specialized Shipping Containers [Member]
Property, plant, and equipment, gross	2,177	1,088
Property, plant, and equipment, gross	14,038	10,440
Less accumulated depreciation	(7,754)	(5,903)
Property and equipment, net	$ 6,284	$ 4,537